BORROWINGS - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
BORROWINGS
Long-term debt, gross	$ 45,445		$ 41,145
Less: net unamortized discount	826		839
Less: net unamortized debt issuance cost	93		82
Add: fair value adjustment	526		669
Long-term debt (including current maturities)	45,052		40,893
Less: current maturities	5,214		6,239
Long-term debt (excluding current portion)	39,837		34,655
IBM International Group Capital, LLC
BORROWINGS
Long-term debt, gross	$ 0
IBM International Group Capital, LLC
BORROWINGS
Ownership interest in subsidiary (as a percent)	100.00%
U.S. dollars
BORROWINGS
Long-term debt, gross	$ 31,515		30,563
Euros
BORROWINGS
Long-term debt, gross	$ 10,502		7,122
Debt instrument, average interest rate (as a percent)	1.50%
Pound sterling
BORROWINGS
Long-term debt, gross	$ 1,420		1,296
Debt instrument, average interest rate (as a percent)	2.70%
Japanese yen
BORROWINGS
Long-term debt, gross	$ 1,291		1,576
Debt instrument, average interest rate (as a percent)	0.30%
Canadian
BORROWINGS
Long-term debt, gross			$ 373
Debt instrument, average interest rate (as a percent)			2.20%
Other
BORROWINGS
Long-term debt, gross	$ 717		$ 215
Debt instrument, average interest rate (as a percent)	5.40%
Maturing 2017 | U.S. dollars
BORROWINGS
Long-term debt, gross			$ 5,104
Debt instrument, average interest rate (as a percent)			4.00%
Maturing 2018 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 4,640		$ 4,724
Debt instrument, average interest rate (as a percent)	3.50%
Maturing 2019 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 5,540		4,132
Debt instrument, average interest rate (as a percent)	2.70%
Maturing 2020 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 3,416		2,054
Debt instrument, average interest rate (as a percent)	1.90%
Maturing 2021 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 4,129		2,887
Debt instrument, average interest rate (as a percent)	2.20%
Maturing 2022 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 3,481		1,901
Debt instrument, average interest rate (as a percent)	2.40%
Maturing 2023 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 1,547		1,500
Debt instrument, average interest rate (as a percent)	3.30%
Maturing 2024 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 2,000		2,000
Debt instrument, average interest rate (as a percent)	3.60%
Maturing 2025 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 600		600
Debt instrument, average interest rate (as a percent)	7.00%
Maturing 2026 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 1,350		1,350
Debt instrument, average interest rate (as a percent)	3.50%
Maturing 2027 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 969		469
Debt instrument, average interest rate (as a percent)	4.70%
Maturing 2028 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 313		313
Debt instrument, average interest rate (as a percent)	6.50%
Maturing 2032 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 600		600
Debt instrument, average interest rate (as a percent)	5.90%
Maturing 2038 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 83		83
Debt instrument, average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 745		745
Debt instrument, average interest rate (as a percent)	5.60%
Maturing 2042 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 1,107		1,107
Debt instrument, average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 27		27
Debt instrument, average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 650		650
Debt instrument, average interest rate (as a percent)	4.70%
Maturing 2096 | U.S. dollars
BORROWINGS
Long-term debt, gross	$ 316		$ 316
Debt instrument, average interest rate (as a percent)	7.10%
Long-term notes | IBM Credit LLC
BORROWINGS
Fixed and floating rate debt securities issued		$ 3,000